Investments - Schedule of Investments (Parenthetical) (Detail) ¥ in Thousands	6 Months Ended
Jun. 30, 2020 CNY (¥)
Investments [Line Items]
Consideration paid for equity investments without readily determinable fair values	¥ 49,065
Number of businesses acquired	2